Accrued liabilities - Other liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of accrued liabilities
Balance at beginning of the year	$ 1,876,785	$ 1,846,029
Increase for the year	2,397,211	747,640
Payments	(1,505,095)	(716,884)
Balance at end of the year	2,768,901	1,876,785
Aircraft and engine lease return obligation
Analysis of accrued liabilities
Balance at beginning of the year	1,852,688	1,831,045
Increase for the year	2,126,401	725,506
Payments	(1,474,605)	(703,863)
Balance at end of the year	2,504,484	1,852,688
Guarantee deposit
Analysis of accrued liabilities
Increase for the year	250,000
Balance at end of the year	250,000
Employee profit sharing
Analysis of accrued liabilities
Balance at beginning of the year	24,097	14,984
Increase for the year	20,810	22,134
Payments	(30,490)	(13,021)
Balance at end of the year	$ 14,417	$ 24,097